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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2006 through December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                             -----------------------
                                  CULLEN VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    12/31/06

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            7
Prices and Distributions                                                     8
Performance Update                                                           9
Comparing Ongoing Fund Expenses                                             14
Schedule of Investments                                                     16
Financial Statements                                                        21
Notes to Financial Statements                                               30
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     38
Trustees, Officers and Service Providers                                    44

                                                                      Chairman's

Dear Shareowner:
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with estimated full-year growth of GDP of 3.3%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of the year. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to raise rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year, and fell sharply towards year end. Likewise, they benefited from core inflation (which excludes energy and food items) that has eased modestly in the second half of the year, but remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.50% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006, although the pace of expansion slowed in the second half of the year. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% thus far. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Letter

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock index was very strong in early 2006, declined to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified; take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ John F. Cogan Jr.

John F. Cogan Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06
--------------------------------------------------------------------------------

Capping the fifth year of a revival of the domestic economy, stock prices advanced during the second half of 2006 in an environment of rising corporate profitability and strong investor confidence. In the following interview, James
P. Cullen discusses the factors that influenced Pioneer Cullen Value Fund's performance during the six months ended December 31, 2006. Mr. Cullen, President of Cullen Capital Management LLC, the Fund's subadviser, oversees the team responsible for the daily management of the Fund.

Q:   How did the Fund perform during the second half of 2006?

A: Pioneer Cullen Value Fund's Class A shares had a total return of 10.44%, at net asset value, for the six months ended December 31, 2006. During the same six months, the Standard & Poor's 500 Index, the Fund's benchmark as well as a benchmark for the broad market, gained 12.73%, while the 501 funds in the Lipper Large-Cap Value category returned 12.74%. Since the Fund's inception on July 1, 2000, the Fund had an annualized return of 12.33% vs. 1.54% for the S&P 500. (The S&P 500 Index return is based on the period from July 31, 2000 through December 31, 2006.)

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors influencing performance during the six-month period ended December 31, 2006?

A: The broad market resumed its advance during the six months, recovering from a slump that briefly stalled the rally from mid-May through mid-July. When the U.S. Federal Reserve Board left short-term interest rates stable during the period, investors grew more confident in the sustainability of the economic recovery, especially when energy prices began receding from their highs. Company earnings continued to exceed expectations, as corporations maintained their emphasis on cutting costs and improving productivity.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     In addition, many corporations became increasingly adept at competing in a global economy.

     We became somewhat more conservative during the period, while continuing to pursue our value-oriented strategy. We increased our investments in stocks with relatively high dividend yields, and we added to our health-care positions. We maintained a focus on stocks with relatively low price-to-earnings ratios relative to the overall market. We invest in companies with attractive prices and good long-term prospects and we do not make changes based on short-term trends. We have seen periods in the past when our particular strategy may lag, especially in periods when the broad market advances without interruption and stocks with high price-to-earnings ratios are leading the market. However, we believe our disciplined approach and a long-term outlook should be successful over time.

Q:   What types of investments most influenced performance for the six months?

A: BellSouth was a leading performer. The stock price had been depressed, but earnings improved as they benefited from the earlier acquisition of 40% of Cingular Wireless. The stock got an extra boost when AT&T, which owned the other 60% of Cingular, acquired BellSouth at a healthy premium. Other top performers included Hewlett-Packard, a growth stock whose price had been depressed. Hewlett-Packard continued to perform well as it benefited from cost-cutting and the growth of its international businesses; and Diageo was one of the Fund's leading performers as it continued to benefit from selling its products like Johnny Walker in the emerging markets including India and China.

     In addition, major financial companies Merrill Lynch and J.P. Morgan both reported strong earnings boosted by investment banking in the global markets. New purchases during the period, Morgan Stanley, AIG and Bunge were also strong performers.

     The biggest drags on our performance were our increased exposure to the out of favor health-care stocks and our underweighting of energy stocks. These positions especially hurt us in the second half of the year when energy and commodity stocks were the leaders in a strong and somewhat speculative rally and drug stocks were flat. In the health-care sector, our holdings were Pfizer in the U.S, GlaxoSmithKline of the U.K, and Sanofi-Aventis of France. We think drug stocks are one of the most oversold groups in the

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/06                           (continued)
--------------------------------------------------------------------------------

     market as the press focuses on the threat of generics and the lack of new drugs in the pipeline. We believe these negatives are in the price of the stocks and any surprise like new drugs, international demand and industry consolidation could have a positive impact on the stocks.

Q:   What is your investment outlook?

A: We believe that the most important aspect of investing is to invest with discipline and invest for the long term. History shows that following these two principles goes a long way towards smoothing the market's short-term volatility. That being said, it would seem that with interest rates at historic low levels and inflation also at modest levels, stocks, while not necessarily cheap, are cheap relative to bonds. Corporations, meanwhile, are in better financial shape than they have been for several years, with large cash reserves on their balance sheets and a renewed determination to compete in the global marketplace. Also, we believe there is a potential demand for stocks due to the huge amount of money in the U.S and globally that moved out of the market during the 3-year bear market and is still sitting in investments that are typically much lower-yielding than stocks.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       67.8%
Depositary Receipts for International Stocks             16.2%
Temporary Cash Investments                               14.5%
International Common Stocks                               1.5%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                               33.0%
Consumer Staples                                         23.6%
Industrials                                              13.1%
Health Care                                               9.5%
Telecommunication Services                                5.8%
Information Technology                                    5.5%
Materials                                                 4.3%
Consumer Discretionary                                    3.6%
Energy                                                    1.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.   Morgan Stanley              3.60%    6.    American International
                                                  Group, Inc.             3.49%
2.   Merrill Lynch & Co., Inc.   3.59     7.    Regions Financial Corp.   3.48
3.   J.P. Morgan Chase & Co.     3.59     8.    Bank of America Corp.     3.46
4.   Unilever NV                 3.54     9.    Diageo PLC (A.D.R.)       3.43
5.   MetLife, Inc.               3.49    10.    Raytheon Co.              3.42

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

                                 Class   12/31/06   6/30/06
                                 -----   --------   -------
                                   A      $20.00     $18.28
                                   B      $19.85     $18.11
                                   C      $19.83     $18.12
                                   Y      $20.06     $18.34


                                 Class   12/31/06   11/1/06
                                 -----   --------   -------
                                   R      $19.97     $19.51


Distributions Per Share
--------------------------------------------------------------------------------

                                           7/1/06 - 12/31/06
                                           -----------------
                                    Net
                                 Investment     Short-Term      Long-Term
                         Class     Income     Capital Gains   Capital Gains
                         -----  -----------   -------------   -------------
                           A      $0.1782          $ -          $0.0091
                           B      $0.0503          $ -          $0.0091
                           C      $0.0912          $ -          $0.0091
                           Y      $0.2179          $ -          $0.0091


                                           11/1/06 - 12/31/06
                                           ------------------
                                    Net
                                 Investment     Short-Term      Long-Term
                         Class     Income     Capital Gains   Capital Gains
                         -----  -----------   -------------   -------------
                           R      $0.1948          $ -          $0.0091


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 9-13.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                              Net           Public
                           Asset Value     Offering
Period                       (NAV)        Price (POP)
Life-of-Class
(7/1/00)                     12.33%          11.32%
5 Years                      13.91           12.58
1 Year                       16.63            9.90
--------------------------------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                              Gross            Net
                              1.15%           1.15%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

             Pioneer
              Cullen       S&P 500
            Value Fund      Index
 7/00        $ 9,425       $10,000
12/02        $ 9,305       $ 6,367
12/04        $14,663       $ 9,083
12/06        $19,383       $11,032

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end perfor mance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                               If             If
Period                        Held         Redeemed
Life-of-Class
(7/1/00)                     12.05%          12.05%
5 Years                      13.54           13.54
1 Year                       15.55           11.55
--------------------------------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                              Gross            Net
                              2.09%           2.09%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

             Pioneer
              Cullen       S&P 500
            Value Fund      Index
 7/00        $ 9,425       $10,000
12/02        $ 9,871       $ 6,367
12/04        $15,555       $ 9,083
12/06        $20,226       $11,032

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end perfor mance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/07 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                               If             If
Period                        Held         Redeemed
Life-of-Class
(7/1/00)                     12.08%          12.08%
5 Years                      13.58           13.58
1 Year                       15.74           15.74
--------------------------------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                              Gross            Net
                              1.94%           1.94%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

             Pioneer
              Cullen       S&P 500
            Value Fund      Index
 7/00        $10,000       $10,000
12/02        $ 9,871       $ 6,367
12/04        $15,555       $ 9,083
12/06        $20,262       $11,032

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end perfor mance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/07 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                               If             If
Period                        Held         Redeemed
Life-of-Class
(7/1/00)                     11.78%          11.78%
5 Years                      13.35           13.35
1 Year                       16.08           16.08
--------------------------------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                              Gross            Net
                              1.75%           1.40%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

             Pioneer
              Cullen       S&P 500
            Value Fund      Index
 7/00        $10,000       $10,000
12/02        $ 9,753       $ 6,367
12/04        $15,217       $ 9,083
12/06        $19,919       $11,032

Call 1-800-225-6292 or pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/07 for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/06                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2006)
                               If             If
Period                        Held         Redeemed
Life-of-Class
(7/1/00)                     12.43%          12.43%
5 Years                      14.04           14.04
1 Year                       17.07           17.07
--------------------------------------------------------------------------------
Expense Ratio
(As of May 1, 2006)
                              Gross            Net
                              0.83%           0.83%
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

             Pioneer
              Cullen       S&P 500
            Value Fund      Index
 7/00        $10,000       $10,000
12/02        $10,226       $ 6,367
12/04        $16,115       $ 9,083
12/06        $21,422       $11,032

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end perfor mance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher.

Class A shares are used as a proxy through February 28, 2005 the inception date of Class Y shares.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from July 1, 2006** through December 31, 2006.

Share Class                    A            B            C            R            Y
-----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/06**

Ending Account Value       $1,104.40    $1,099.40    $1,100.00    $1,101.80    $1,106.30
(after expenses)
On 12/31/06

Expenses Paid              $    5.57    $   10.27    $    9.69    $    2.53    $    3.88
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.94%, 1.83%, 1.44% and 0.73% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (61/365 for Class R shares).
**   11/1/06 for Class R shares.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2006** through December 31, 2006.

Share Class                    A            B            C            R            Y
-----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 7/1/06**

Ending Account Value       $1,019.91    $1,015.43    $1,015.98    $1,005.95    $1,021.53
(after expenses)
On 12/31/06

Expenses Paid              $    5.35    $    9.86    $    9.30    $    2.41    $    3.72
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.94%, 1.83%, 1.44% and 0.73% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (61/365 for Class R shares).
**   11/1/06 for Class R shares.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)
--------------------------------------------------------------------------------

      Shares                                                              Value
                COMMON STOCKS - 89.2%
                Energy - 1.4%
                Integrated Oil & Gas - 1.4%
     484,600    ConocoPhillips                                   $   34,866,970
                                                                 --------------
                Total Energy                                     $   34,866,970
                                                                 --------------
                Materials - 3.8%
                Construction Materials - 1.5%
   1,078,750    Cemex SA (A.D.R.)                                $   36,548,050
                                                                 --------------
                Diversified Metals & Mining - 1.3%
   1,305,350    Anglo American Plc                               $   31,863,594
                                                                 --------------
                Forest Products - 1.0%
     343,800    Weyerhaeuser Co.                                 $   24,289,470
                                                                 --------------
                Total Materials                                  $   92,701,114
                                                                 --------------
                Capital Goods - 10.0%
                Aerospace & Defense - 5.7%
   1,405,400    Raytheon Co.                                     $   74,205,120
   1,031,400    United Technologies Corp.                            64,483,128
                                                                 --------------
                                                                 $  138,688,248
                                                                 --------------
                Industrial Conglomerates - 4.3%
     880,100    3M Co.                                           $   68,586,193
     942,450    General Electric Co.                                 35,068,565
                                                                 --------------
                                                                 $  103,654,758
                                                                 --------------
                Total Capital Goods                              $  242,343,006
                                                                 --------------
                Transportation - 1.7%
                Railroads - 1.7%
     642,350    Canadian National Railway Co. (b)                $   27,640,321
     269,900    Canadian Pacific Railway, Ltd.                       14,239,924
                                                                 --------------
                                                                 $   41,880,245
                                                                 --------------
                Total Transportation                             $   41,880,245
                                                                 --------------
                Automobiles & Components - 1.3%
                Auto Parts & Equipment - 1.3%
     555,200    Borg-Warner Automotive, Inc.                     $   32,767,904
                                                                 --------------
                Total Automobiles & Components                   $   32,767,904
                                                                 --------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                              Value
                Media - 0.1%
                Publishing - 0.1%
      76,135    Idearc, Inc.*                                    $    2,181,268
                                                                 --------------
                Total Media                                      $    2,181,268
                                                                 --------------
                Retailing - 1.8%
                Home Improvement Retail - 1.8%
   1,070,070    Home Depot, Inc.                                 $   42,974,011
                                                                 --------------
                Total Retailing                                  $   42,974,011
                                                                 --------------
                Food, Beverage & Tobacco - 18.1%
                Agricultural Products - 4.0%
     797,500    Archer Daniels Midland Co.                       $   25,488,100
     992,900    Bunge, Ltd. (b)                                      71,995,179
                                                                 --------------
                                                                 $   97,483,279
                                                                 --------------
                Distillers & Vintners - 3.1%
     939,200    Diageo PLC (A.D.R.)                              $   74,487,952
                                                                 --------------
                Packaged Foods & Meats - 11.0%
   1,111,750    General Mills, Inc.                              $   64,036,800
   1,578,800    Kraft Foods, Inc. (b)                                56,363,160
     801,900    Nestle SA (A.D.R.)                                   71,213,531
   2,820,000    Unilever NV (b)                                      76,845,000
                                                                 --------------
                                                                 $  268,458,491
                                                                 --------------
                Total Food, Beverage & Tobacco                   $  440,429,722
                                                                 --------------
                Household & Personal Products - 3.0%
                Household Products - 3.0%
   1,067,600    Kimberly-Clark Corp.                             $   72,543,420
                                                                 --------------
                Total Household & Personal Products              $   72,543,420
                                                                 --------------
                Pharmaceuticals & Biotechnology - 8.5%
                Pharmaceuticals - 8.5%
   1,161,800    GlaxoSmithKline                                  $   61,296,568
   2,823,700    Pfizer, Inc.                                         73,133,830
   1,567,050    Sanofi-Synthelabo SA (A.D.R.)                        72,350,699
                                                                 --------------
                                                                 $  206,781,097
                                                                 --------------
                Total Pharmaceuticals & Biotechnology            $  206,781,097
                                                                 --------------

  The accompanying notes are an integral part of these financial statements. 17

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)                       (continued)
--------------------------------------------------------------------------------

      Shares                                                              Value
                Banks - 6.0%
                Diversified Banks - 2.9%
     606,350    Icici Bank, Ltd.*                                $   25,309,049
     812,200    Wachovia Corp.                                       46,254,790
                                                                 --------------
                                                                 $   71,563,839
                                                                 --------------
                Regional Banks - 3.1%
   2,021,650    Regions Financial Corp. (b)                      $   75,609,710
                                                                 --------------
                Total Banks                                      $  147,173,549
                                                                 --------------
                Diversified Financials - 15.4%
                Diversified Capital Markets - 1.5%
     637,800    UBS AG                                           $   38,478,474
                                                                 --------------
                Investment Banking & Brokerage - 6.4%
     837,100    Merrill Lynch & Co., Inc.                        $   77,934,010
     958,700    Morgan Stanley                                       78,066,941
                                                                 --------------
                                                                 $  156,000,951
                                                                 --------------
                Diversified Financial Services - 7.4%
   1,407,100    Bank of America Corp.                            $   75,125,069
     493,500    Citigroup, Inc.                                      27,487,950
   1,612,900    J.P. Morgan Chase & Co.                              77,903,070
                                                                 --------------
                                                                 $  180,516,089
                                                                 --------------
                Total Diversified Financials                     $  374,995,514
                                                                 --------------
                Insurance - 8.0%
                Life & Health Insurance - 3.1%
   1,285,700    MetLife, Inc.                                    $   75,869,157
                                                                 --------------
                Multi-Line Insurance - 3.1%
   1,058,500    American International Group, Inc.               $   75,852,110
                                                                 --------------
                Property & Casualty Insurance - 1.8%
     813,850    Chubb Corp.                                      $   43,060,804
                                                                 --------------
                Total Insurance                                  $  194,782,071
                                                                 --------------
                Technology Hardware & Equipment - 4.9%
                Communications Equipment - 1.6%
   1,890,700    Nokia Corp. (A.D.R.)                             $   38,419,024
                                                                 --------------
                Computer Hardware - 2.4%
   1,433,650    Hewlett-Packard Co.                              $   59,052,044
                                                                 --------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                              Value
                Technology Distributors - 0.9%
     692,002    Arrow Electronics, Inc.*                         $   21,832,663
                                                                 --------------
                Total Technology Hardware & Equipment            $  119,303,731
                                                                 --------------
                Telecommunication Services - 5.1%
                Integrated Telecommunication Services - 5.1%
   1,330,350    BellSouth Corp.                                  $   62,672,787
   1,683,350    Verizon Communications, Inc.                         62,687,954
                                                                 --------------
                                                                 $  125,360,741
                                                                 --------------
                Total Telecommunication Services                 $  125,360,741
                                                                 --------------
                TOTAL COMMON STOCK
                (Cost $1,945,398,139)                            $2,171,084,363
                                                                 --------------
   Principal
      Amount
                TEMPORARY CASH INVESTMENTS - 15.1%
                Repurchase Agreement - 10.5%
$256,700,000    UBS Warburg, Inc., 4.7%, dated 12/29/06,
                repurchase price of $256,700,000 plus
                accrued interest on 1/2/06, collateralized by
                $250,000,000 U.S. Treasury Bill, 3.875%,
                9/15/10 and $16,436,000 U.S. Treasury Bill,
                3.25%, 8/15/08                                   $  256,700,000
                                                                 --------------
      Shares
                Security Lending Collateral - 4.5%
 111,374,173    Securities Lending Investment Fund, 5.26%        $  111,374,173
                                                                 --------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $368,074,173)                              $  368,074,173
                                                                 --------------
                TOTAL INVESTMENT IN SECURITIES - 104.3%
                (Cost $2,313,472,312) (a)                        $2,539,158,536
                                                                 --------------
                OTHER ASSETS AND LIABILITIES - (4.3)%            $ (104,107,763)
                                                                 --------------
                TOTAL NET ASSETS - 100.0%                        $2,435,050,773
                                                                 ==============

  The accompanying notes are an integral part of these financial statements. 19

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)                       (continued)
--------------------------------------------------------------------------------

(A.D.R.)    American Depositary Receipt

*           Non-income producing security

(a) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $2,313,500,068 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost            $229,386,234
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value              (3,727,766)
                                                                  ------------
       Net unrealized gain                                        $225,658,468
                                                                  ------------

(b)   At December 31, 2006, the following securities were out on loan:


          Shares     Security                                           Value
         683,428     Bunge, Ltd.                                 $ 49,555,364
         161,722     Canadian National Railway Co.                  6,958,898
       1,232,645     Kraft Foods, Inc.                             44,005,427
         160,130     Regions Financial Corp.                        5,988,862
          62,700     Unilever NV                                    1,708,575
                                                                 ------------
                     Total                                       $108,217,126
                                                                 ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2006 aggregated $1,001,837,696 and $115,688,510, respectively.

20   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $108,217,126) (cost $2,313,472,312)                         $ 2,539,158,536
  Receivables -
    Fund shares sold                                                 24,471,913
    Dividends, interest and foreign taxes withheld                    3,094,251
  Other                                                                 255,623
                                                                ---------------
     Total assets                                               $ 2,566,980,323
                                                                ---------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $    16,938,391
    Fund shares repurchased                                           1,620,987
    Upon return of securities loaned                                111,374,173
  Due to bank                                                         1,829,971
  Due to affiliates                                                     140,616
  Accrued expenses                                                       25,412
                                                                ---------------
     Total liabilities                                          $   131,929,550
                                                                ---------------
NET ASSETS:
  Paid-in capital                                               $ 2,216,916,235
  Undistributed net investment income                                   837,517
  Accumulated net realized loss on investments                       (8,389,203)
  Net unrealized gain on investments                                225,686,224
                                                                ---------------
     Total net assets                                           $ 2,435,050,773
                                                                ---------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,455,954,076/72,803,650 shares)           $         20.00
                                                                ===============
  Class B (based on $98,182,131/4,945,264 shares)               $         19.85
                                                                ===============
  Class C (based on $441,433,938/22,256,626 shares)             $         19.83
                                                                ===============
  Class R (based on $10,236/513 shares)                         $         19.97
                                                                ===============
  Class Y (based on $439,470,392/21,913,258 shares)             $         20.06
                                                                ===============
MAXIMUM OFFERING PRICE:
  Class A ($20.00 [divided by] 94.25%)                          $         21.22
                                                                ===============

  The accompanying notes are an integral part of these financial statements. 21

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $297,771)    $19,620,248
  Interest                                                   5,277,189
  Income from securities loaned, net                            80,223
                                                           -----------
     Total investment income                                                 $ 24,977,660
                                                                             ------------
EXPENSES:
  Management fees                                          $ 6,222,092
  Transfer agent fees and expenses
    Class A                                                    483,716
    Class B                                                     91,431
    Class C                                                    201,576
    Class R                                                          4
    Class Y                                                     14,257
  Distribution fees
    Class A                                                  1,381,360
    Class B                                                    402,406
    Class C                                                  1,704,341
    Class R                                                          8
  Administrative reimbursements                                220,541
  Custodian fees                                                31,246
  Registration fees                                             90,334
  Professional fees                                             25,855
  Printing expense                                              24,328
  Fees and expenses of nonaffiliated trustees                    6,531
  Miscellaneous                                                  4,175
                                                           -----------
     Total expenses                                                          $ 10,904,201
     Less fees paid indirectly                                                    (22,983)
                                                                             ------------
     Net expenses                                                            $ 10,881,218
                                                                             ------------
       Net investment income                                                 $ 14,096,442
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
  Net realized loss on investments                                           $ (8,354,929)
                                                                             ------------
  Change in net unrealized gain on investments                               $179,954,638
                                                                             ------------
    Net gain on investments                                                  $171,599,709
                                                                             ------------
    Net increase in net assets resulting from operations                     $185,696,151
                                                                             ============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/06 and the Year Ended 6/30/06, respectively

                                                           Six Months
                                                             Ended
                                                            12/31/06          Year Ended
                                                          (unaudited)           6/30/06
FROM OPERATIONS:
Net investment income                                   $    14,096,442    $     7,389,493
Net realized gain (loss) on investments                      (8,354,929)         1,037,803
Change in net unrealized gain on investments                179,954,638         36,398,672
                                                        ---------------    ---------------
    Net increase in net assets resulting
     from operations                                    $   185,696,151    $    44,825,968
                                                        ---------------    ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.18 and $0.06 per share, respectively)   $   (12,692,282)   $    (1,076,506)
    Class B ($0.05 and $0.02 per share, respectively)          (245,476)           (32,578)
    Class C ($0.09 and $0.03 per share, respectively)        (1,995,476)          (126,099)
    Class R ($0.19 and $0.00 per share, respectively)              (100)                --
    Class Y ($0.22 and $0.07 per share, respectively)        (4,650,239)          (130,785)
Net realized gain:
    Class A ($0.01 and $0.22 per share, respectively)          (624,076)        (2,916,130)
    Class B ($0.01 and $0.22 per share, respectively)           (43,660)          (348,294)
    Class C ($0.01 and $0.22 per share, respectively)          (190,920)          (726,773)
    Class R ($0.01 and $0.00 per share, respectively)                (5)                --
    Class Y ($0.01 and $0.22 per share, respectively)          (184,466)          (257,476)
                                                        ---------------    ---------------
     Total distributions to shareowners                 $   (20,626,700)   $    (5,614,641)
                                                        ---------------    ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 1,164,455,323    $ 1,186,900,603
Reinvestment of distributions                                17,389,453          4,781,704
Cost of shares repurchased                                 (167,579,595)      (106,963,735)
                                                        ---------------    ---------------
    Net increase in net assets resulting from fund
     share transactions                                 $ 1,014,265,181    $ 1,084,718,572
                                                        ---------------    ---------------
    Net increase in net assets                          $ 1,179,334,632    $ 1,123,929,899
NET ASSETS:
Beginning of period                                       1,255,716,141        131,786,242
                                                        ---------------    ---------------
End of period                                           $ 2,435,050,773    $ 1,255,716,141
                                                        ---------------    ---------------
Undistributed net investment income                     $       837,517    $     6,324,648
                                                        ===============    ===============

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                    12/31/06         12/31/06         6/30/06         6/30/06
                                     Shares           Amount           Shares          Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                        34,599,159    $  662,980,794      42,286,846    $ 757,080,541
Reinvestment of distributions         550,682        10,924,206         197,960        3,436,964
Less shares repurchased            (6,641,573)     (128,168,104)     (4,285,181)     (77,351,272)
                                   ----------    --------------      ----------    -------------
    Net increase                   28,508,268    $  545,736,896      38,199,625    $ 683,166,233
                                   ==========    ==============      ==========    =============
CLASS B
Shares sold                         1,909,116    $   36,143,754       3,491,596    $  61,531,816
Reinvestment of distributions          11,697           230,136          17,905          309,043
Less shares repurchased              (446,585)       (8,494,455)       (809,579)     (14,412,348)
                                   ----------    --------------      ----------    -------------
    Net increase                    1,474,228    $   27,879,435       2,699,922    $  47,428,511
                                   ==========    ==============      ==========    =============
CLASS C
Shares sold                         9,678,658    $  183,201,596      12,835,487    $ 228,358,732
Reinvestment of distributions          84,338         1,658,782          39,395          679,959
Less shares repurchased              (710,139)      (13,507,185)       (634,602)     (11,356,823)
                                   ----------    --------------      ----------    -------------
    Net increase                    9,052,857    $  171,353,193      12,240,280    $ 217,681,868
                                   ==========    ==============      ==========    =============
CLASS R*
Shares sold                               513    $       10,000
Reinvestment of distributions               -                 -
Less shares repurchased                     -                 -
                                   ----------    --------------
    Net increase                          513    $       10,000
                                   ==========    ==============
CLASS Y
Shares sold                        14,722,926    $  282,119,179       7,733,787    $ 139,929,514
Reinvestment of distributions         230,092         4,576,329          20,467          355,738
Less shares repurchased              (894,716)      (17,409,851)       (212,897)      (3,843,292)
                                   ----------    --------------      ----------    -------------
    Net increase                   14,058,302    $  269,285,657       7,541,357    $ 136,441,960
                                   ==========    ==============      ==========    =============

*    Class R shares were first publicly offered on November 1, 2006.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 Six Months
                                                   Ended
                                                  12/31/06      Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                (unaudited)      6/30/06      6/30/05 (a)     6/30/04       6/30/03      6/30/02
CLASS A
Net asset value, beginning of period            $     18.28    $     16.19    $    13.96    $    11.27    $    11.90    $    11.34
                                                -----------    -----------    ----------    ----------    ----------    ----------
Increase (decrease) from investment operations:
 Net investment income                          $      0.10    $      0.14    $     0.05    $     0.02    $     0.04    $     0.03
 Net realized and unrealized gain (loss) on
  investments                                          1.81           2.23          2.55          2.71         (0.64)         0.59
                                                -----------    -----------    ----------    ----------    ----------    ----------
  Net increase (decrease) from investment
    operations                                  $      1.91    $      2.37    $     2.60    $     2.73    $    (0.60)   $     0.62
Distributions to shareowners:
 Net investment income                                (0.18)         (0.06)        (0.03)        (0.04)        (0.03)           --
 Net realized gain                                    (0.01)         (0.22)        (0.34)           --            --         (0.06)
                                                -----------    -----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value      $      1.72    $     2.09     $     2.23    $     2.69    $    (0.63)   $     0.56
                                                -----------    -----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $     20.00    $     18.28    $    16.19    $    13.96    $    11.27    $    11.90
                                                ===========    ===========    ==========    ==========    ==========    ==========
Total return*                                         10.44%         14.73%        18.81%        24.24%        (5.04)%        5.52%
Ratio of net expenses to average net assets+           1.05%**        1.15%         1.66%         1.92%         2.22%         2.33%
Ratio of net investment income (loss) to
  average net assets+                                  1.66%**        1.57%         0.62%         0.32%         0.30%        (0.01)%
Portfolio turnover rate                                  14%**          21%           49%           70%           71%           44%
Net assets, end of period (in thousands)        $ 1,455,954    $   809,593    $   98,690    $   33,089    $   22,235    $   16,501
Ratios with no reimbursement of management
  fees and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
 Net expenses                                          1.05%**        1.15%         1.64%         1.92%         2.22%         2.33%
 Net investment income (loss)                          1.66%**        1.57%         0.64%         0.32%         0.30%        (0.01)%
Ratios with reimbursement of management fees
  and assumption of expenses by PIM and
  reduction for fees paid indirectly:
 Net expenses                                          1.05%**        1.15%         1.66%         2.00%         2.00%         2.00%
 Net investment income                                 1.66%**        1.57%         0.62%         0.24%         0.52%         0.31%

(a) Effective December 28, 2004 PIM became the sub-advisor to the Fund and subsequently became the advisor on February 28, 2005
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                         2/28/05 (a)
                                                 12/31/06        Year Ended        to
                                                (unaudited)       6/30/06        6/30/05
CLASS B
Net asset value, beginning of period            $     18.11      $    16.15     $    16.05
                                                -----------      ----------     ----------
Increase from investment operations:
  Net investment income                         $      0.03      $     0.04     $     0.01
  Net realized and unrealized gain
   on investments                                      1.77            2.16           0.09
                                                -----------      ----------     ----------
   Net increase from investment operations      $      1.80      $     2.20     $     0.10
Distributions to shareowners:
  Net investment income                               (0.05)          (0.02)            --
  Net realized gain                                   (0.01)          (0.22)            --
                                                -----------      ----------     ----------
Net increase in net asset value                 $      1.74      $     1.96     $     0.10
                                                -----------      ----------     ----------
Net asset value, end of period                  $     19.85      $    18.11     $    16.15
                                                ===========      ==========     ==========
Total return*                                          9.94%          13.66%          0.62%***
Ratio of net expenses to average net assets+           1.94%**         2.09%          2.10%**
Ratio of net investment income to average
  net assets+                                          0.77%**         0.56%          0.40%**
Portfolio turnover rate                                  14%**           21%            49%***
Net assets, end of period (in thousands)        $    98,182      $   62,860     $   12,454
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.94%**         2.09%          2.19%**
  Net investment income                                0.77%**         0.56%          0.31%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.94%**         2.09%          2.10%**
  Net investment income                                0.77%**         0.56%          0.40%**


(a)  Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                         2/28/05 (a)
                                                 12/31/06        Year Ended        to
                                                (unaudited)       6/30/06        6/30/05
CLASS C
Net asset value, beginning of period            $     18.12      $    16.15     $    16.05
                                                -----------      ----------     ----------
Increase from investment operations:
  Net investment income                         $      0.03      $     0.05     $     0.01
  Net realized and unrealized gain
   on investments                                      1.78            2.17           0.09
                                                -----------      ----------     ----------
   Net increase from investment operations      $      1.81      $     2.22     $     0.10
Distributions to shareowners:
  Net investment income                               (0.09)          (0.03)            --
  Net realized gain                                   (0.01)          (0.22)            --
                                                -----------      ----------     ----------
Net increase in net asset value                 $      1.71      $     1.97     $     0.10
                                                -----------      ----------     ----------
Net asset value, end of period                  $     19.83      $    18.12     $    16.15
                                                ===========      ==========     ==========
Total return*                                         10.00%          13.81%          0.62%***
Ratio of net expenses to average net assets+           1.83%**         1.94%          2.15%**
Ratio of net investment income to average
  net assets+                                          0.87%**         0.83%          0.34%**
Portfolio turnover rate                                  14%**           21%            49%***
Net assets, end of period (in thousands)        $    441,434     $  239,241     $   15,560
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.83%**         1.94%          2.27%**
  Net investment income                                0.87%**         0.83%          0.22%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.83%**         1.94%          2.15%**
  Net investment income                                0.87%**         0.83%          0.34%**

(a)  Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements. 27

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      11/1/06 (a)
                                                                          to
                                                                       12/31/06
                                                                      (unaudited)
CLASS R
Net asset value, beginning of period                                  $   19.51
                                                                      ---------
Increase from investment operations:
  Net investment income                                               $    0.04
  Net realized and unrealized gain on investments                          0.62
                                                                      ---------
   Net increase from investment operations                            $    0.66
Distributions to shareowners:
  Net investment income                                                   (0.19)
  Net realized gain                                                       (0.01)
                                                                      ---------
Net increase in net asset value                                       $    0.46
                                                                      ---------
Net asset value, end of period                                        $   19.97
                                                                      =========
Total return*                                                             10.18%
Ratio of net expenses to average net assets+                               1.44%**
Ratio of net investment income to average net assets+                      1.32%**
Portfolio turnover rate                                                      14%**
Net assets, end of period (in thousands)                              $      10
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                                             1.44%**
  Net investment income                                                    1.32%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                             1.44%**
  Net investment income                                                    1.32%**


(a)  Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended                         2/28/05 (a)
                                                 12/31/06        Year Ended        to
                                                (unaudited)       6/30/06        6/30/05
CLASS Y
Net asset value, beginning of period            $     18.34      $    16.20     $    16.05
                                                -----------      ----------     ----------
Increase from investment operations:
  Net investment income                         $      0.08      $     0.10     $     0.03
  Net realized and unrealized gain
   on investments                                      1.87            2.33           0.12
                                                -----------      ----------     ----------
   Net increase from investment operations      $      1.95      $     2.43     $     0.15
Distributions to shareowners:
  Net investment income                               (0.22)          (0.07)            --
  Net realized gain                                   (0.01)          (0.22)            --
                                                -----------      ----------     ----------
Net increase in net asset value                 $      1.72      $     2.14     $     0.15
                                                -----------      ----------     ----------
Net asset value, end of period                  $     20.06      $    18.34     $    16.20
                                                ===========      ==========     ==========
Total return*                                         10.63%          15.12%          0.93%***
Ratio of net expenses to average net assets+           0.73%**         0.83%          0.99%**
Ratio of net investment income to average
  net assets+                                          1.98%**         1.91%          1.60%**
Portfolio turnover rate                                  14%**           21%            49%***
Net assets, end of period (in thousands)        $   439,470      $  144,022     $    5,082
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         0.73%**         0.83%          0.99%**
  Net investment income                                1.98%**         1.91%          1.60%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         0.73%**         0.83%          0.99%**
  Net investment income                                1.98%**         1.91%          1.60%**

(a)  Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements. 29

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a diversified series of Pioneer Series Trust III, a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is the successor to the Cullen Value Fund. Cullen Value Fund transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 25, 2005, pursuant to an agreement and plan of reorganization. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered on November 1, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended June 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                               2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                            $1,675,415
Long-term capital gain                                      3,939,226
                                                           ----------
  Total                                                    $5,614,641
                                                           ==========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at June 30, 2006:

--------------------------------------------------------------------------------
                                                               2006
--------------------------------------------------------------------------------
Undistributed ordinary income                              $ 6,324,648
Undistributed long-term gain                                 1,036,609
Unrealized appreciation                                     45,703,830
                                                           -----------
  Total                                                    $53,065,087
                                                           ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $430,929 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2006.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R, and Class Y shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

     may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of assets over $3 billion. For the period ended December 31, 2006, the net management fee was equivalent to 0.67% of average daily net assets.

On December 28, 2004, shareholders of the Cullen Value Fund approved a sub-advisory agreement between PIM and Cullen Capital Management, LLC, ("Cullen LLC") in anticipation of the reorganization which became effective on February 28, 2005. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

Through November 1, 2009 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. Through November 1, 2007, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class B and Class C expenses to 2.15% of the average daily net assets attributable to Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2006, $67,691 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates are no transfer agent fees payable to PIMSS at December 31, 2006. Prior to the reorganization, U.S. Bancorp was the transfer agent and the shareholder servicing agent of the Fund.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. This fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the net average daily net assets attributable to Class R shares as compensation for distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $72,925 in distribution fees payable to PFD at December 31, 2006.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase were subject to a CDSC of 1.00%. There is no CDSC for

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/06                             (continued)
--------------------------------------------------------------------------------

Class R and Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2006, CDSCs in the amount of $124,698 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2006, the Fund's expenses were reduced by $22,983 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2006, the Fund had no borrowings under this agreement.

7.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract") between the Fund and Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"). The Investment Adviser has retained Cullen Capital Management LLC (the "Sub-adviser") to act as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-adviser (the "Sub-advisory Agreement"). The Trustees have determined that the terms of the Management Contract and the Sub-advisory Agreement are fair and reasonable and that renewal of these contracts: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and
(ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of the Investment Adviser, or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract and Sub-advisory Agreement, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract and Sub-advisory Agreement, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the investment and compliance staffs and operations of the Sub-adviser.

Specifically, in connection with the Independent Trustees' review of the Management Contract and the Sub-advisory Agreement, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's and Sub-adviser's services and the reasonableness of the fees under the Management Contract and the Sub-advisory Agreement. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser and the Sub-adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser and the Sub-adviser, (6) the Investment Adviser's and the Sub-adviser's financial results and condition, including, in the case of the Investment Adviser, its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser and the Sub-adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group and an index considered appropriate by the Independent Trustees for this purpose. The Trustees also considered the activities of the Investment Adviser in monitoring the investment and compliance operation of the Sub-adviser. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, the first quintile for the three years ended June 30, 2006 and the first quintile for the five years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was strong.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser and Sub-adviser responsible for investment operations. Among other things, the Trustees considered the size, education and

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     experience of the Sub-adviser's investment staff. The Trustees concluded that the Investment Adviser and the Sub-adviser have the quality and depth of personnel and the well-developed methods essential to performing their duties under the Management Contract and the Sub-advisory Agreement.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also evaluated the fee under the Sub-advisory Agreement and the portion of the fee under the Management Contract retained by the Investment Adviser and determined that they were consistent with other sub-advised funds. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 (after giving effect to the expense limitation) to be in the fourth quintile, according to data for the applicable peer group for the most recent fiscal year.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. In light of the break points in the management fee, the Trustees concluded that, because of breakpoints at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and its affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Subadviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's and Sub-adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser and the Sub-adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the Sub-adviser, and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund and the Sub-advisory Agreement, including the fees payable thereunder, were fair and reasonable and that their renewal was in the best interests of the Fund and its shareowners. Accordingly, the Trustees voted to approve the continuation of the Management Contract and the Sub-advisory Agreement for another year.

Pioneer Cullen Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                         Officers
John F. Cogan, Jr., Chairman                     John F. Cogan, Jr., President
David R. Bock                                    Osbert M. Hood, Executive
Mary K. Bush                                       Vice President*
Margaret B.W. Graham                             Vincent Nave, Treasurer
Osbert M. Hood*                                  Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Subadviser
Cullen Capital Management, LLC


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

* Mr. Hood resigned as Trustee and Executive Vice President of the Trust on January 9, 2007.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

n/a

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

n/a

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

n/a

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

n/a


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

n/a


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

n/a


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.